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AXA Equitable Life Insurance Company

SUPPLEMENT DATED SEPTEMBER 27, 2016 TO THE CURRENT PROSPECTUSES FOR STRUCTURED CAPITAL STRATEGIES(R) AND STRUCTURED CAPITAL STRATEGIES(R) 16

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Financial Select Sector Index, the underlying index to the Financial Select Sector SPDR(R) Fund. Please note the following changes:

Effective September 19, 2016, the Financial Select Sector Index, the underlying index to the Financial Select Sector SPDR(R) Fund, was reconstituted to remove real estate companies from the Index. The Financial Select Sector Index now includes companies from the following industries: banks, insurance, capital markets, diversified financial services, consumer finance, thrifts and mortgage finance, and mortgage real estate investment trusts.




     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate AXA Distributors, LLC
                1290 Avenue of the Americas, New York, NY 10104

   Copyright 2016 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104


                   IM-13-16 (9/16)                      Catalog # 155823 (9/16)
                   SCS/SCS 16 - New Biz/ Inforce                      #267546-2